Equity Method Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments

19. Equity Method Investments

Activity related to the Company’s 50% joint venture with MGC Group for the nine months ended September 30, 2013 is as follows:

(In millions)	September 30, 2013
Beginning balance at January 1, 2013	$20
Income (Loss) from equity investments	—
Effects of foreign currency exchange rates	—

Ending balance at September 30, 2013	$20

7. Equity Method Investments

During the year ended December 31, 2011, the Company and Mitsubishi Gas Chemical Company (MGC) entered into a joint venture agreement, obtaining official approval of the Te An Ling Tian (TALT). As of March 31, 2011, the Company had acquired a 50% interest. Total investment in the joint venture amounts to $ 6.5 million of which $ 2.5 million has been paid in March 2011 and $ 4.0 million has been paid in September 2011. In April 2011 the joint venture partners agreed on an equal capital increase in which the Company contributed $ 2.5 million. In September 2011 the Company provided further financing through a subordinated shareholder loan of $ 5.0 million. For financial reporting purposes, the results of operations from this joint venture have been included in The Company financial statements from the quarter ended June 30, 2011.

	Successor	Predecessor
	Year Ended December 31,	Year Ended December 31,
	2012	2011
Beginning balance	$—	$—
Acquisition	21	—
Loss from equity investments	(2)	(2)
Dividends Received	—	—
Contributions to joint ventures	—	14
Currency exchange effects	1	—

Ending Balance	$20	$12